Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012
Document And Entity Information
Entity Registrant Name	ENTREE GOLD INC
Entity Central Index Key	0001271554
Document Type	40-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 154,895,029
Entity Common Stock, Shares Outstanding		128,377,243
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents (note 4)	$ 14,512,198	$ 21,296,169
Short-term investments (note 4)	4,916,421	0
Receivables	424,522	309,079
Prepaid expenses	955,121	1,140,253
Total current assets	20,808,262	22,745,501
Long term investments (note 5)	0	5,564,502
Equipment (note 6)	754,846	766,309
Mineral property interests (note 7)	52,678,763	51,977,982
Other assets	249,489	185,287
Equity investment - joint venture (notes 5 and 7)	98,450	119,517
Total assets	74,589,810	81,359,098
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,804,126	1,477,300
Loans payable to Oyu Tolgoi LLC (note 11)	4,327,878	1,783,692
Deferred income tax liabilities (note 11)	9,392,614	14,374,498
Total liabilities	15,524,618	17,635,490
Stockholders' equity
Common stock, no par value, unlimited number authorized, (note 9) 127,016,788 (December 31, 2010 - 114,354,925) issued and outstanding	165,574,192	149,791,943
Additional paid-in capital	17,420,307	16,871,401
Accumulated other comprehensive income (note 13)	1,901,351	5,750,714
Accumulated deficit during the exploration stage	(125,830,658)	(108,690,450)
Total stockholders' equity	59,065,192	63,723,608
Total liabilities and stockholders' equity	$ 74,589,810	$ 81,359,098

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets Parenthetical
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares
Common stock, issued shares	127,016,788	114,354,925
Common stock, outstanding shares	127,016,788	114,354,925

Statements of Operations (USD $)	12 Months Ended		197 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
EXPENSES
Exploration (note 7)	$ 17,679,174	$ 12,226,563	$ 84,755,323
General and administration	5,766,102	7,846,393	48,111,023
Depreciation	196,221	203,086	1,276,413
Gain on sale of mineral property interests (note 7)	(1,574,523)	0	(1,574,523)
Impairment of mineral property interests (note 7)	531,005	0	531,005
Foreign exchange loss (gain)	491,504	(403,230)	269,498
Loss from operations	(23,089,483)	(19,872,812)	(133,368,739)
Gain on sale of investments (note 5)	3,326,275	0	3,326,275
Interest income	190,391	243,433	5,087,860
Loss from equity investee (note 5)	(2,397,085)	(985,441)	(3,918,629)
Fair value adjustment of asset backed commercial paper (note 5)	0	0	(2,332,531)
Loss from operations before income taxes	(21,969,902)	(20,614,820)	(131,205,764)
Current income tax expense	(152,190)	0	(152,190)
Deferred income tax recovery	4,981,884	545,412	5,527,296
Net loss	(17,140,208)	(20,069,408)	(125,830,658)
Comprehensive loss:
Net loss	(17,140,208)	(20,069,408)	(125,830,658)
Unrealized gain (loss) on available for sale securities (note 13)	(2,747,997)	2,184,516	0
Foreign currency translation adjustment (note 13)	(1,101,366)	3,483,645	1,901,351
Comprehensive loss	$ (20,989,571)	$ (14,401,247)	$ (123,929,307)
Basic and diluted net loss per share	$ (0.15)	$ (0.19)
Weighted average number of common shares outstanding	115,978,815	105,814,724

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit During the Exploration Stage	Total
Beginning Balance - Amount at Jul. 18, 1995	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Jul. 18, 1995	0
Private Placements, Shares	4,200,000
Private Placements, Amount	60,852				60,852
Acquisition of mineral property interests, Shares	3,200,000
Acquisition of mineral property interests, Amount	147,520				147,520
Foreign currency translation adjustment			(756)		(756)
Net loss				(175,714)	(175,714)
Ending Balance, Amount at Apr. 30, 1996	208,372		(756)	(175,714)	31,902
Ending Balance, Shares at Apr. 30, 1996	7,400,000
Private Placements, Shares	3,880,000
Private Placements, Amount	274,718				274,718
Foreign currency translation adjustment			(8,568)		(8,568)
Net loss				(56,250)	(56,250)
Ending Balance, Amount at Apr. 30, 1997	483,090		(9,324)	(231,964)	241,802
Ending Balance, Shares at Apr. 30, 1997	11,280,000
Foreign currency translation adjustment			(5,216)		(5,216)
Net loss				(33,381)	(33,381)
Ending Balance, Amount at Apr. 30, 1998	483,090		(14,540)	(265,345)	203,205
Ending Balance, Shares at Apr. 30, 1998	11,280,000
Foreign currency translation adjustment			(3,425)		(3,425)
Net loss				(40,341)	(40,341)
Ending Balance, Amount at Apr. 30, 1999	483,090		(17,965)	(305,686)	159,439
Beginning Balance - Shares at Apr. 30, 1999	11,280,000
Exercise of stock options, Shares	1,128,000
Exercise of stock options, Value	113,922				113,922
Escrow shares compensation		41,593			41,593
Foreign currency translation adjustment			(896)		(896)
Net loss				(154,218)	(154,218)
Ending Balance, Amount at Apr. 30, 2000	597,012	41,593	(18,861)	(459,904)	159,840
Ending Balance, Shares at Apr. 30, 2000	12,408,000
Foreign currency translation adjustment			(5,627)		(5,627)
Net loss				(18,399)	(18,399)
Ending Balance, Amount at Apr. 30, 2001	597,012	41,593	(24,488)	(478,303)	135,814
Ending Balance, Shares at Apr. 30, 2001	12,408,000
Foreign currency translation adjustment			(2,561)		(2,561)
Net loss				(22,490)	(22,490)
Ending Balance, Amount at Apr. 30, 2002	597,012	41,593	(27,049)	(500,793)	110,763
Beginning Balance - Shares at Apr. 30, 2002	12,408,000
Private Placements, Shares	7,500,000
Private Placements, Amount	1,351,055				1,351,055
Exercise of warrants, Shares	12,500
Exercise of warrants, Value	3,288				3,288
Agent’s finder fee, Shares	310,000
Agent’s finder fee, Value	39,178				39,178
Acquisition of mineral propery interests, Shares	100,000
Acquisition of mineral property interests, Value	35,827				35,827
Debt settlement, Shares	135,416
Debt settlement, Amount	45,839	5,252			51,091
Agent’s warrants		16,877			16,877
Escrow shares compensation		40,205			40,205
Stock-based compensation		16,660			16,660
Share issue costs	(211,207)				(211,207)
Foreign currency translation adjustment			73,080		73,080
Net loss				(1,073,320)	(1,073,320)
Ending Balance, Amount at Apr. 30, 2003	1,860,992	120,587	46,031	(1,574,113)	453,497
Ending Balance, Shares at Apr. 30, 2003	20,465,916
Private Placements, Shares	16,352,942
Private Placements, Amount	10,891,160				10,891,160
Exercise of stock options, Shares	35,000
Exercise of stock options, Value	18,730	(4,026)			14,704
Exercise of warrants, Shares	3,730,372
Exercise of warrants, Value	1,316,664	(6,443)			1,310,221
Agent’s finder fee, Shares	100,000
Agent’s finder fee, Value	64,192	8,384			72,576
Acquisition of mineral propery interests, Shares	5,000,000
Acquisition of mineral property interests, Value	3,806,000				3,806,000
Agent’s warrants		370,741			370,741
Escrow shares compensation		1,949,878			1,949,878
Stock-based compensation		414,847			414,847
Share issue costs	(1,302,715)				(1,302,715)
Foreign currency translation adjustment			1,950		1,950
Net loss				(12,505,759)	(12,505,759)
Ending Balance, Amount at Dec. 31, 2003	16,655,023	2,853,968	47,981	(14,079,872)	5,477,100
Ending Balance, Shares at Dec. 31, 2003	45,684,230
Private Placements, Shares	4,600,000
Private Placements, Amount	3,846,521				3,846,521
Exercise of stock options, Shares	50,000
Exercise of stock options, Value	26,180	(8,238)			17,942
Exercise of warrants, Shares	533,836
Exercise of warrants, Value	186,208	(13,197)			173,011
Warrants issued for cancellation of price guarantee		129,266			129,266
Escrow shares compensation		405,739			405,739
Stock-based compensation		1,530,712			1,530,712
Share issue costs	(21,026)				(21,026)
Foreign currency translation adjustment			132,501		132,501
Net loss				(5,528,114)	(5,528,114)
Ending Balance, Amount at Dec. 31, 2004	20,692,906	4,898,250	180,482	(19,607,986)	6,163,652
Ending Balance, Shares at Dec. 31, 2004	50,868,066
Private Placements, Shares	7,542,410
Private Placements, Amount	13,538,097				13,538,097
Exercise of stock options, Shares	772,000
Exercise of stock options, Value	1,238,581	(532,908)			705,673
Exercise of warrants, Shares	10,456,450
Exercise of warrants, Value	10,475,291				10,475,291
Escrow shares compensation		(435,583)			(435,583)
Stock-based compensation		5,074,100			5,074,100
Share issue costs	(521,798)				(521,798)
Foreign currency translation adjustment			1,099,954		1,099,954
Net loss				(13,691,767)	(13,691,767)
Ending Balance, Amount at Dec. 31, 2005	45,423,077	9,003,859	1,280,436	(33,299,753)	22,407,619
Ending Balance, Shares at Dec. 31, 2005	69,638,926
Membership paid in stock, Shares	4,167
Membership paid in stock, Amount	8,870				8,870
Exercise of stock options, Shares	1,215,000
Exercise of stock options, Value	1,862,345	(753,628)			1,108,717
Stock-based compensation		1,031,683			1,031,683
Foreign currency translation adjustment			252,317		252,317
Net loss				(9,655,341)	(9,655,341)
Ending Balance, Amount at Dec. 31, 2006	47,294,292	9,281,914	1,532,753	(42,955,094)	15,153,865
Ending Balance, Shares at Dec. 31, 2006	70,858,093
Private Placements, Shares	14,428,640
Private Placements, Amount	43,826,994				43,826,994
Exercise of stock options, Shares	728,700
Exercise of stock options, Value	926,364	(322,880)			603,484
Exercise of warrants, Shares	7,542,408
Exercise of warrants, Value	20,392,043				20,392,043
Acquisition of mineral propery interests, Shares	15,000
Acquisition of mineral property interests, Value	33,976				33,976
Stock-based compensation		1,732,839			1,732,839
Share issue costs	(1,981,360)				(1,981,360)
Foreign currency translation adjustment			3,539,535		3,539,535
Net loss				(11,833,416)	(11,833,416)
Ending Balance, Amount at Dec. 31, 2007	110,492,309	10,691,873	5,072,288	(54,788,510)	71,467,960
Ending Balance, Shares at Dec. 31, 2007	93,572,841
Exercise of stock options, Shares	958,057
Exercise of stock options, Value	1,447,926	(591,456)			856,470
Acquisition of mineral propery interests, Shares	30,000
Acquisition of mineral property interests, Value	60,941				60,941
Stock-based compensation		3,672,358			3,672,358
Share issue costs	(7,186)				(7,186)
Foreign currency translation adjustment			(12,483,218)		(12,483,218)
Net loss				(16,730,278)	(16,730,278)
Ending Balance, Amount at Dec. 31, 2008	111,993,990	13,772,775	(7,410,930)	(71,518,788)	46,837,047
Ending Balance, Shares at Dec. 31, 2008	94,560,898
Exercise of stock options, Shares	2,355,948
Exercise of stock options, Value	4,330,539	(2,050,489)			2,280,050
Acquisition of mineral propery interests, Shares	142,500
Acquisition of mineral property interests, Value	275,122				275,122
Stock-based compensation		4,183,677			4,183,677
Foreign currency translation adjustment			6,930,002		6,930,002
Unrealized gain on available for sale securities			563,481		563,481
Net loss				(17,102,254)	(17,102,254)
Ending Balance, Amount at Dec. 31, 2009	116,599,651	15,905,963	82,553	(88,621,042)	43,967,125
Ending Balance, Shares at Dec. 31, 2009	97,059,346
Exercise of stock options, Shares	2,122,278
Exercise of stock options, Value	4,632,135	(1,932,407)			2,699,728
Acquisition of mineral propery interests, Shares	152,500
Acquisition of mineral property interests, Value	382,283				382,283
Acquistion of PacMag, Shares	15,020,801
Acquistion of PacMag, Amount	28,325,101				28,325,101
Escrow shares compensation		0			0
Stock-based compensation		2,897,845			2,897,845
Share issue costs	(147,228)				(147,228)
Foreign currency translation adjustment			3,483,645		3,483,645
Unrealized gain on available for sale securities			2,184,516		2,184,516
Net loss				(20,069,408)	(20,069,408)
Ending Balance, Amount at Dec. 31, 2010	149,791,943	16,871,401	5,750,714	(108,690,450)	63,723,608
Ending Balance, Shares at Dec. 31, 2010	114,354,925
Marketed offering, Shares	11,482,216
Marketed offering, Amount	14,075,483				14,075,483
Exercise of stock options, Shares	427,147
Exercise of stock options, Value	1,050,721	(442,255)			608,466
Escrow shares compensation		0			0
Stock-based compensation		991,161			991,161
Share issue costs	(1,065,065)				(1,065,065)
Acquisition of mineral property interests, Shares	752,500
Acquisition of mineral property interests, Amount	1,721,110				1,721,110
Foreign currency translation adjustment			(1,101,366)		(1,101,366)
Unrealized gain on available for sale securities			(2,747,997)		(2,747,997)
Net loss				(17,140,208)	(17,140,208)
Ending Balance, Amount at Dec. 31, 2011	$ 165,574,192	$ 17,420,307	$ 1,901,351	$ (125,830,658)	$ 59,065,192
Ending Balance, Shares at Dec. 31, 2011	127,016,788

Statements of Cash Flows (USD $)	12 Months Ended		197 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (17,140,208)	$ (20,069,408)	$ (125,830,658)
Items not affecting cash:
Depreciation	196,221	203,086	1,276,413
Stock-based compensation	991,161	2,897,845	21,545,882
Fair value adjustment of asset backed commercial paper	0	0	2,332,531
Escrow shares compensation	0	0	2,001,832
Mineral property interest paid in stock and warrants	0	0	4,052,698
Loss from equity investee	2,397,085	985,441	3,918,629
Deferred income tax recovery	(4,981,884)	(545,412)	(5,527,296)
Gain on sale of mineral property interest	(1,574,523)	0	(1,574,523)
Impairment of mineral property interests	531,005	0	531,005
Gain on sale of investments	(3,326,275)	0	(3,326,275)
Other items not affecting cash	40,145	24,604	260,741
Changes in assets and liabilities:
Receivables	(126,216)	(108,634)	(394,247)
Receivables - Oyu Tolgoi LLC	0	705,988	64,194
Prepaid expenses	165,271	(276,413)	(850,561)
Accounts payable and accrued liabilities	438,197	212,772	1,512,494
Net cash used in operating activities	(22,390,021)	(15,970,131)	(100,007,141)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	14,683,949	2,699,728	129,375,411
Share issue costs	(1,065,065)	(147,228)	(4,758,213)
Loan payable to Oyu Tolgoi LLC	0	0	376,230
Net cash provided by financing activities	13,618,884	2,552,500	124,993,428
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition of PacMag Metals Limited	0	837,263	837,263
Mineral property interest	(777,517)	(178,874)	(994,610)
Mineral Property Interest - Bond Payments	(62,127)	(79,493)	(211,188)
Joint venture - Oyu Tolgoi LLC	0	0	(366,595)
Short term investments	(5,076,271)	0	(5,076,271)
Purchase of asset backed commercial paper	0	0	(4,031,122)
Acquisition of PacMag Metals Limited	0	(7,388,397)	(7,465,495)
Acquisition of equipment	(223,176)	(180,458)	(2,087,719)
Proceeds from sale of mineral property interest	1,491,391	0	1,491,391
Proceeds from sale of investments	5,734,895	0	5,734,895
Net cash provided by (used in) investing activities	1,087,195	(6,989,959)	(12,169,451)
Effect of foreign currency translation on cash and cash equivalents	899,971	1,343,323	1,695,362
Change in cash and cash equivalents during the period	(6,783,971)	(19,064,267)	14,512,198
Cash and cash equivalents, beginning of period	21,296,169	40,360,436	0
Cash and cash equivalents, end of period	14,512,198	21,296,169	14,512,198
Cash paid for interest during the period	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NATURE OF OPERATIONS

Entrée Gold Inc. was incorporated under the laws of the Province of British Columbia on July 19, 1995 and continued under the laws of the Yukon Territory on January 22, 2003. On May 27, 2005, Entrée Gold Inc. changed its governing jurisdiction from the Yukon Territory to British Columbia by continuing into British Columbia under the Business Corporation Act (British Columbia).  The principal business activity of Entrée Gold Inc., together with its subsidiaries (collectively referred to as “the Company”), is the exploration of mineral property interests. To date, the Company has not generated significant revenues from its operations and is considered to be in the exploration stage.

All amounts are expressed in United States dollars, except for certain amounts denoted in Canadian dollars ("C$"), and Australian dollars ("A$").

These consolidated financial statements have been prepared on the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business.  The Company currently earns no operating revenues.  Continued operations of the Company are dependent upon the Company’s ability to secure additional equity capital or receive other financial support, and in the longer term to generate profits from business operations. Management believes that the Company has sufficient working capital to maintain its operations for the next fiscal year.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP") in the United States of America and include the accounts of the Company and all of its subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuations, asset impairment, stock-based compensation, valuation of asset-backed commercial paper and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgements about the other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected.

Cash and cash equivalents

Cash and cash equivalents includes cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.  The Company had $14,512,198 in cash and cash equivalents at December 31, 2011.

Short-term investments

Short-term investments consist of money market instruments with maturities of three months or more at date of purchase. The Company had $4,916,421 in short-term investments as at December 31, 2011.

Long-term investments

Long-term investments in companies in which the Company has voting interests of 20% to 50% or where the Company has the ability to exercise significant influence, are accounted for using the equity method. Under this method, the Company’s share of the investees’ earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the long-term investment accounts.

Other long-term investments are classified as "available-for-sale" investments and unrealized gains and losses on these investments are recorded in accumulated other comprehensive income as a separate component of stockholders’ equity, unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income in the period. Gains and losses from the sale of these investments are included in income in the period.

Equipment

Equipment, consisting of office, computer, field equipment and buildings, is recorded at cost less accumulated depreciation.  Depreciation is recorded on a declining balance basis at rates ranging from 20% to 30% per annum.

Mineral property interests

Costs of exploration and costs of carrying and retaining unproven properties are expensed as incurred. The Company considers mineral rights to be tangible assets and accordingly, the Company capitalizes certain costs related to the acquisition of mineral rights.

Asset retirement obligation

The Company records the fair value of the liability for closure and removal costs associated with the legal obligations upon retirement or removal of any tangible long-lived assets where the initial recognition of any liability will be capitalized as part of the asset cost and depreciated over its estimated useful life.  To date, the Company has not incurred any asset retirement obligations.

Impairment of long-lived assets

Long-lived assets are continually reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the discounted carrying amount of the assets exceeds the fair value of the assets.

Stock-based compensation

The Company applies the fair value method of accounting for all stock option awards, whereby the Company recognizes a compensation expense for all stock options awarded to employees, officers and consultants based on the fair value of the options on the date of grant, which is determined using the Black Scholes option pricing model. The options are expensed over the vesting period of the options.

Financial instruments

The Company measures the fair value of financial assets and liabilities based on GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

Under GAAP, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy is also established, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3 – Inputs that are unobservable (for example cash flow modelling inputs based on assumptions).

Income taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred income taxes are recognized for the deferred income tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective income tax bases (temporary differences). Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is included in income in the period in which the change occurs. The amount of deferred income tax assets recognized is limited to the amount that is more likely than not to be realized.

Foreign currency translation

The functional currency of the Company is the Canadian dollar.  Accordingly, monetary assets and liabilities denominated in a foreign currency are translated at the exchange rate in effect at the balance sheet date while non-monetary assets and liabilities denominated in a foreign currency are translated at historical rates.  Revenue and expense items denominated in a foreign currency are translated at exchange rates prevailing when such items are recognized in the statement of operations.  Exchange gains or losses arising on translation of foreign currency items are included in the statement of operations.

The Company follows the current rate method of translation with respect to its presentation of these consolidated financial statements in the reporting currency, which is the United States dollar.  Accordingly, assets and liabilities are translated into United States dollars at the period-end exchange rates while revenue and expenses are translated at the prevailing exchange rates during the period.  Related exchange gains and losses are included in a separate component of stockholders’ equity as accumulated other comprehensive income.

Net loss per share

Basic net loss per share is computed by dividing the net loss for the period attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period.  Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic loss per share) and potentially dilutive shares of common stock.  Diluted net loss per share is not presented separately from basic net loss per share as the conversion of outstanding stock options and warrants into common shares would be anti-dilutive.  At December 31, 2011, the total number of potentially dilutive shares of common stock excluded from basic net loss per share was 9,135,500 (December 31, 2010 - 9,292,800).

Comparative figures

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) 2011-12, Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income (AOCI) in ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income.  ASU 2011-12 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company does not expect its adoption to have a material impact on the Company’s financial reporting and disclosures.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, amending ASC 220.  ASU 2011-05 eliminates the current option under U.S. GAAP to present components of other comprehensive income (OCI) as part of the statement of changes in stockholders’ equity.  Entities are required to present components of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 also requires entities to present reclassification adjustments out of AOCI in the statements where the components of net income and the components of OCI are presented.  Consequently, this requirement is deferred by ASU 2011-12 and will be reconsidered by the FASB at a future date.  ASU 2011-05 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently presenting all components of comprehensive income in a single continuous statement of comprehensive income and accordingly, the Company does not expect its adoption to have a material impact on the Company’s financial reporting and disclosures.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, amending ASC 820.  ASU 2011-04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs.  Accordingly, the amendments clarify the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the impact of ASU 2011-04, but does not expect its adoption to have a material impact on the Company’s financial reporting and disclosures.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
ACQUISITIONS

The Company acquired all of the outstanding shares of PacMag Metals Limited (now PacMag Metals Pty Ltd) ("PacMag") on June 30, 2010, pursuant to a Scheme Implementation Deed dated November 28, 2009 and amended by a Deed of Variation dated April 12, 2010 with PacMag, by way of schemes of arrangement (the "Schemes") under the laws of Australia. The acquisition has been accounted for as an acquisition of the net assets of PacMag, rather than a business combination, as the net assets acquired did not represent a separate business transaction. For accounting purposes, the Company acquired control of PacMag on June 30, 2010 and these consolidated financial statements include the results of PacMag from June 30, 2010. All outstanding options to purchase PacMag shares were cancelled pursuant to the Schemes.

As consideration to former shareholders and option holders of PacMag, the Company issued 15,020,801 common shares valued at $28,325,101, paid $6,160,391 and incurred transaction costs of $1,282,789 for total consideration of $35,768,281.

The Company allocated the consideration to assets acquired and liabilities assumed as follows:

Cash	$837,263
Receivables and deposits	174,440
Investments	895,273
Mineral property interests	47,979,966
Equipment	1,488
Accounts payables and accrued liabilities	(128,689)
Deferred income tax liability	(13,991,460)
$35,768,281

For the purposes of these consolidated financial statements, the purchase consideration has been allocated to the fair value of assets acquired and liabilities assumed, based on management’s best estimates and taking into account all available information at the time of acquisition as well as applicable information at the time these consolidated financial statements were prepared

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments consist of the following:

	December 31, 2011	December 31, 2010
Cash at bank and in hand	$10,579,061	$21,296,169
Cash equivalent investments	3,933,137	-
Short-term investments	4,916,421	-
	$19,428,619	$21,296,169

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LONG-TERM INVESTMENTS

Long-term investments are summarized as follows:

	December 31, 2011	December 31, 2010
Asset Backed Commercial Paper	$ -	$2,638,185
Australian Listed Equity	-	2,926,317
	$ -	$5,564,502

Asset Backed Commercial Paper

 In September 2011, the Company sold its asset backed notes (“AB Notes”) with a face value of C$4,007,068, and an expected maturity date of December 20, 2016, for gross cash proceeds of $2,560,687, net of taxes. The Company had designated the notes as available for sale and the notes were recorded at fair value using a discounted cash flow approach (December 31, 2010 – C$2,623,998).  The Company recorded a gain on sale of investments of $1,178,254 for the year ended December 31, 2011.

Australia Listed Equity Securities

In April 2011, the Company sold its Australian listed securities for gross cash proceeds of $3,174,208, net of taxes.  The Company recorded a gain on sale of investments of $2,148,021 for the year ended December 31, 2011.

Equity Method Investment

The Company has a 20% interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Ivanhoe Mines Ltd. and 34% by the Government of Mongolia (Note 7).  At December 31, 2011, the Company’s investment in the joint venture was $98,450 (December 31, 2010 - $119,517). The Company’s share of the loss of the joint venture is $2,397,085 for the year ended December 31, 2011 (December 31, 2010 - $985,441) including accrued interest expense of $151,952 for the year ended December 31, 2011 (December 31, 2010 - $44,103).

EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
EQUIPMENT

		December 31, 2011			December 31, 2010
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$125,486	$83,346	$42,140	$128,546	$77,718	$50,828
Computer equipment	577,249	322,882	254,367	582,103	317,101	265,002
Field equipment	568,984	246,363	322,621	542,662	255,423	287,239
Buildings	422,468	286,750	135,718	444,041	280,801	163,240
	$1,694,187	$939,341	$754,846	$1,697,352	$931,043	$766,309

MINERAL PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
MINERAL PROPERTY INTERESTS

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral property interests.  The Company has investigated title to its mineral property interests and, to the best of its knowledge, title to the mineral property interests is in good standing.

Material Properties

The Company’s two principal assets are its interest in the Lookout Hill copper-gold property in Mongolia, and the Ann Mason copper-molybdenum project in Nevada.

Lookout Hill, Mongolia

The Lookout Hill property in the South Gobi region of Mongolia is comprised of two mining licences, Shivee Tolgoi and Javhlant, granted by the Mineral Resources Authority of Mongolia in October 2009.

Title to the two licences is held by the Company.

In October 2004, the Company entered into an arm’s-length Equity Participation and Earn-In Agreement (the "Earn-In Agreement") with Ivanhoe Mines Ltd. ("Ivanhoe Mines").  Under the Earn-In Agreement, Ivanhoe Mines agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the eastern portion of the Shivee Tolgoi mining licence and all of the Javhlant mining licence (together the "Joint Venture Property").  Most of Ivanhoe Mines’ rights and obligations under the Earn-In Agreement were subsequently assigned by Ivanhoe Mines to what was then its wholly-owned subsidiary, OTLLC.  The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Ivanhoe Mines.

On June 30, 2008, OTLLC gave notice that it had completed its earn-in obligations by expending a total of $35 million on exploration of the Joint Venture Property.  OTLLC earned an 80% interest in all minerals extracted below a sub-surface depth of 560 metres from the Joint Venture Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Joint Venture Property.  In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée-OTLLC Joint Venture") on terms annexed to the Earn-In Agreement.

The portion of the Shivee Tolgoi mining licence outside of the Joint Venture Property ("Shivee West") is 100% owned by the Company, but is subject to a first right of refusal by OTLLC.

The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two further 20 year terms.

As of December 31, 2011, the Entrée-OTLLC Joint Venture had expended approximately $20.5 million to advance the Joint Venture Property. Under the terms of the Entrée-OTLLC Joint Venture, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 8).

Ann Mason, Nevada, United States

The Ann Mason Project is defined by a series of both unpatented lode claims on public land administered by the Bureau of Land Management, and patented lode claims.  The Company assembled this package of claims through a combination of staking and a series of transactions undertaken since August 2009, including the acquisition of PacMag.  The project area includes the Ann Mason copper-molybdenum porphyry deposit, the Blue Hill oxide target, and several early-stage copper porphyry targets including the Blackjack, Roulette and Minnesota targets.

On August 26, 2010, the Company acquired 51% of Honey Badger Exploration Inc.’s ("Honey Badger") interest in unpatented lode claims formerly known as the Blackjack property after incurring expenditures of $900,000 on the property, issuing 37,500 common shares and reimbursing Honey Badger for up to $206,250 of expenditures previously incurred on the property.  On July 27, 2011, the Company acquired Honey Badger’s remaining 49% interest in the Blackjack property, by issuing 550,000 common shares and paying $650,000 to Honey Badger.  Certain of the claims are subject to an underlying mining lease and option to purchase agreement with two individuals.  The underlying agreement provides for an option to purchase the claims for $500,000, a 3% net smelter returns ("NSR") royalty (which may be brought down to a 1% NSR royalty for $2 million) and annual advance minimum royalty payments of $27,500 which commenced in June 2011 and will continue until the commencement of sustained commercial production.  The advance payments will be credited against future net smelter returns royalty payments.

In September 2009, the Company entered into an agreement with Bronco Creek Exploration Inc. ("Bronco Creek"), a wholly-owned subsidiary of Eurasian Minerals Inc. (together, "Eurasian Minerals"), whereby the Company may acquire an 80% interest in unpatented lode claims formerly known as the Roulette property.  In order to acquire its interest, the Company must: (a) incur expenditures of $1,000,000, make cash payments of $140,000 and issue 85,000 common shares of the Company within three years; (b) make aggregate advance royalty payments totalling $375,000 between the fifth and tenth anniversaries of the agreement; and (c) deliver a bankable feasibility study before the tenth anniversary of the agreement.  In accordance with the agreement, the Company has completed required exploration expenditures of $600,000, issued 85,000 shares and made payments totalling $140,000.

Other Properties

During the financial year ended December 31, 2011, the Company also had interests in non-material properties in Mongolia, Australia, United States, and Peru.  Non-material properties include the following:

Togoot

In November 2011, the Company sold the Togoot license for $1,365,475, net of taxes and recorded a gain on sale of mineral property interests of $1,474,640.  OTLLC did not exercise its right of first refusal with respect to the sale.

Australia Properties

The Company has a number of mineral property interests in Australia which it acquired in conjunction with the PacMag acquisition, including the Blue Rose joint venture and the Mystique farm-out.  The Company holds a 51% interest in the Blue Rose copper-iron-gold-molybdenum joint venture property, with Giralia Resources Pty Ltd., now a subsidiary of Atlas Iron Limited (ASX:AGO) ("Atlas"), retaining the remaining 49% interest.  The Company has a farm-out agreement with Black Fire Gold Pty Ltd, a wholly-owned subsidiary of Black Fire Minerals Limited (ASX:BFE – "Black Fire"), pursuant to which Black Fire can earn a 60% interest in the property by expending $1 million by September 2012 and a 75% interest by expending $2.5 million by September 2014.  Black Fire can earn an additional 10% interest by sole funding a pre-feasibility study on the property.

	December 31, 2011	December 31, 2010

USA
Ann Mason	$50,973,368	$50,211,120
Empirical	532,550	268,701
Other	199,754	458,798
Bisbee	-	68,796
Total USA	51,705,672	51,007,415

AUSTRALIA
Blue Rose JV	558,927	557,464
Mystique	414,164	413,103
Total Australia	973,091	970,567

Total all locations	$52,678,763	$51,977,982

The Company recorded an impairment of mineral property interests of $531,005 on certain of its non-material mineral property interests during the year ended December 31, 2011(December 31, 2010 - $Nil).  The Company recorded a gain on sale of mineral property interests of $1,574,523, including $1,474,640 on the Togoot property during the year ended December 31, 2011 (December 31, 2010 - $Nil).

Exploration costs expensed are summarized as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

US	$14,088,428	$3,973,528
Mongolia	3,255,588	6,945,394
Other	335,158	1,307,641

Total all locations	$17,679,174	$12,226,563

LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LOANS PAYABLE

Under the terms of the Entrée-OTLLC Joint Venture (Note 7), OTLLC will contribute funds to approved joint venture programs and budgets on the Company’s behalf. Interest on each loan advance shall accrue at an annual rate equal to OTLLC’s actual cost of capital or the prime rate of the Royal Bank of Canada, plus two percent (2%) per annum, whichever is less, as at the date of the advance. The loans will be repayable by the Company monthly from ninety percent (90%) of the Company’s share of available cash flow from the Entrée-OTLLC Joint Venture. In the absence of available cash flow, the loans will not be repayable. The loans are not expected to be repaid within one year.

COMMON STOCK	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
COMMON STOCK

Share issuances

In July 1995, the Company completed a private placement consisting of 4,200,000 common shares issued at a price of C$0.02 per share for gross proceeds of $60,852.

In July 1995, the Company issued 3,200,000 shares at a value of $147,520 for the acquisition of a mineral property interest in Costa Rica.  This mineral property was abandoned in 2001.

In January 1997, the Company completed a private placement consisting of 1,680,000 common shares issued at a price of C$0.06 per share for gross proceeds of $77,553.

In April 1997, the Company completed a private placement consisting of 2,200,000 common shares issued at a price of C$0.12 per share for gross proceeds of $197,165.

In February 2000, the Company issued 1,128,000 common shares for cash proceeds of $113,922 on the exercise of stock options.

In September 2002, the Company completed a brokered private placement consisting of 4,000,000 units issued at a price of C$0.20 per unit for gross proceeds of $505,520.  Each unit consisted of one common share and one-half non-transferable share purchase warrant.  Each whole share purchase warrant entitled the holder to acquire one additional common share at a price of C$0.40 per share for a period of one year.  As part of this private placement, the Company issued 310,000 units as a finder's fee to the agent.  Each agent's unit consisted of one common share and one-half non-transferable share purchase warrant whereby each whole share purchase warrant entitled the agent to acquire one additional common share at a price of C$0.40 per share for a period of one year. Related share issue costs of $112,338 were comprised of cash costs totalling $72,556 and the fair value of 310,000 units estimated at $39,782, of which $39,178 was assigned to the common shares and $604 was assigned to the warrants.

In January 2003, the Company completed a combination brokered and non-brokered private placement consisting of 2,500,000 units issued at a price of C$0.35 per unit for gross proceeds of $569,975.  Each unit consisted of one common share and one-half non-transferable share purchase warrant.  Each whole share purchase warrant entitled the holder to acquire one additional common share at a price of C$0.40 per share for a period of one year.  As part of this private placement, the Company issued 329,723 agent's warrants whereby each warrant entitled the agent to acquire one additional common share at a price of C$0.40 per share for a period of one year. Related share issue costs of $94,461 were comprised of cash costs totalling $78,188 and the fair value of the agents warrants estimated at $16,273.

In January 2003, the Company issued 100,000 common shares at a value of $35,827 as a finder's fee towards the acquisition of mineral property interests.

In February 2003, the Company issued 12,500 common shares for proceeds of $3,288 on the exercise of warrants.

In March 2003, the Company issued 135,416 common shares at a value of $45,839 and 67,708 non-transferable share purchase warrants with a value of $5,252 to settle accounts payable totalling $45,839 resulting in a loss on settlement of $5,252.  Each share purchase warrant entitled the holder to acquire one additional common share at a price of C$0.60 per share for a period of one year.

In April 2003, the Company completed a non-brokered private placement consisting of 1,000,000 units issued at a price of C$0.40 per unit for proceeds of $275,560.  Each unit consisted of one common share and one non-transferable share purchase warrant.  Each share purchase warrant entitled the holder to acquire one additional common share at a price of C$0.50 per share for the first year and at C$0.60 per share for the second year.   The Company incurred costs of $4,408 with respect to this private placement.

In August 2003, the Company completed a non-brokered private placement consisting of 2,000,000 common shares issued at a price of C$0.20 per share for gross proceeds of $288,360.  Related share issue costs of $15,270 were charged as a reduction to the gross proceeds raised on the non-brokered private placement.

In October 2003, the Company completed a short-form offering and issued 2,352,942 units at a price of C$0.85 per unit for gross proceeds of $1,510,400.  Each unit consisted of one common share and one-half of one non-transferable share purchase warrant.  Each whole share purchase warrant allowed the holder to purchase one additional common share at an exercise price of C$1.06 on or before October 22, 2005.  The agent for the offering was paid a cash commission of 8.5% of the gross proceeds received, or $128,384, in respect of units sold and received agent's warrants to acquire common shares equal to 10% of the number of units sold, or 235,294 warrants.  The agent's warrants allowed the agent to purchase one additional common share at an exercise price of C$0.95 per share on or before October 22, 2004. The agent was also issued 100,000 units as a corporate finance fee.  Each agent's unit consisted of one common share and one-half of one non-transferable share purchase warrant.  Each whole share purchase warrant allowed the agent to purchase one additional common share at an exercise price of C$0.95 on or before October 22, 2004.  Related share issue costs of $296,296 were comprised of cash costs totalling $164,004 and the fair value of 100,000 agents units estimated at $72,576 and the fair value of 235,294 agent's warrants estimated at $59,716.  The fair value of the agent's units of $72,576 consisted of $64,192 assigned to the common shares and $8,384 assigned to the warrants.

In October 2003, the Company completed a brokered private placement consisting of 12,000,000 units at a price of C$1.00 per unit for gross proceeds of $9,092,400.  Each unit consisted of one common share and one-half of one non-transferable share purchase warrant.  Each whole share purchase warrant allowed the holder to purchase one additional common share at an exercise price of C$1.35 on or before October 31, 2005.  The agent for the offering was paid a cash commission of 6.5% of the gross proceeds received in respect of units sold by the agent up to 11,500,000 units, or $566,381, and received 920,000 agent's warrants.  The agent's warrants allowed the agent to purchase one additional common share at an exercise price of C$1.35 per share on or before April 30, 2005.  Related share issue costs of $991,149 were comprised of cash costs totalling $680,124 and the fair value of the agents warrants estimated at $311,025.

In November 2003, the Company issued 5,000,000 shares at a value of $3,806,000 pursuant to the Lookout Hill mineral property purchase agreement.

During the eight month period ended December 31, 2003 the Company issued 3,730,372 common shares for cash proceeds of $1,310,221 on the exercise of warrants.  The warrants exercised had a corresponding fair value of $6,443 when issued which has been transferred from additional paid-in capital to common stock on the exercise of the warrants.

During the eight month period ended December 31, 2003, the Company issued 35,000 common shares for cash proceeds of $14,704 on the exercise of stock options.  The fair value recorded when the options were granted of $4,026 has been transferred from additional paid-in capital to common stock on the exercise of the options.

In November 2004, the Company completed a non-brokered private placement consisting of 4,600,000 units at a price of C$1.00 per unit for gross proceeds of $3,846,521.  Each unit consisted of one common share and one non-transferable share purchase warrant.  Each share purchase warrant entitles the holder to purchase one additional common share at a price of C$1.10 on or before November 9, 2006.  Pursuant to an agreement with the Company, the placee, being Ivanhoe Mines, had a pre-emptive right to such percentage of any future offering of securities by the Company to enable it to preserve its pro-rata ownership interest in the Company after its acquisition of these 4,600,000 units.  The pre-emptive right terminated in June 2008.  Related share issue costs were comprised of cash costs totalling $21,026.

During the year ended December 31, 2004, the Company issued 533,836 common shares for cash proceeds of $173,011 on the exercise of warrants.  Certain of the warrants exercised had a corresponding fair value of $13,197 when issued which has been transferred from additional paid-in capital to common stock on the exercise of the warrants.

In June 2005, the Company completed a non-brokered private placement consisting of 5,665,730 units at a price of C$2.20 per unit for gross proceeds of $10,170,207. Each unit consisted of one common share, one non-transferable share purchase A warrant and one non-transferable share purchase B warrant. Two A warrants entitle the holder to purchase one common share of the Company at a price of C$2.75 for a period of 2 years. Two B warrants entitle the holder to purchase one common share of the Company at a price of C$3.00 for a period of two years. Pursuant to an agreement with the Company, the placee, Kennecott Canada Exploration Inc. (now Rio Tinto Exploration Canada Inc. (“Rio Tinto”)) (indirect wholly-owned subsidiary of Rio Tinto plc) has the right to acquire additional securities and participate in future financings by the Company so as to maintain its proportional equity in the Company. Related share issue costs were comprised of cash costs totalling $521,798.

In July 2005, the Company completed a non-brokered private placement consisting of 1,876,680 units at a price of C$2.20 per unit for gross proceeds of $3,367,890. Each unit consisted of one common share, one non-transferable share purchase A warrant and one non-transferable share purchase B warrant. Two A warrants entitle the holder to purchase one common share of the Company at a price of C$2.75 for a period of 2 years. Two B warrants entitle the holder to purchase one common share of the Company at a price of C$3.00 for a period of two years.

During the year ended December 31, 2005, the Company issued 10,456,450 common shares for cash proceeds of $10,475,291 on the exercise of warrants.

During the year ended December 31, 2005, the Company issued 772,000 common shares for cash proceeds of $705,673 on the exercise of stock options. The fair value recorded when the options were granted of $532,908 has been transferred from additional paid–in capital to common stock on the exercise of the options.

The year ended December 31, 2006, the Company issued 1,215,000 common shares for cash proceeds of $1,108,717 on the exercise of stock options. The fair value recorded when the options were granted of $753,628 has been transferred from additional paid–in capital to common stock on the exercise of the options.

In June 2007, the Company issued 7,542,408 common shares for cash proceeds of $20,392,043 on the exercise of warrants.

In August 2007, the Company issued 15,000 shares at a value of $33,976 to Empirical Discovery, LLC (“Empirical”) pursuant to a mineral property option agreement.

In November 2007, the Company completed a brokered private placement consisting of 10,000,000 common shares at price of C$3.00 per share for gross proceeds of C$30,000,000.  Ivanhoe Mines and Rio Tinto elected to exercise their respective rights to participate in the private placement.  Ivanhoe Mines acquired 2,128,356 shares at C$3.00 for gross proceeds of C$6,464,881.  Rio Tinto acquired 2,300,284 shares at C$3.00 for proceeds of C$6,987,113. Related share issuance costs were cash costs totalling $1,981,360.

During the year ended December 31, 2007, the Company issued 728,700 common shares for cash proceeds of $603,684 on the exercise of stock options. The fair value recorded when the options were granted of $322,880 has been transferred from additional paid–in capital to common stock on the exercise of the options.

In February 2008, the Company issued 10,000 shares at a fair value of $20,066 to Empirical pursuant to the January 2008 Bisbee mineral property option agreement.

In August 2008, the Company issued 20,000 shares at a fair value of $40,875 to Empirical pursuant to the July 2007 mineral property option agreement.

During the year ended December 31, 2008, the Company issued 958,057 common shares for cash proceeds of $856,470 on the exercise of stock options. The fair value recorded when the options were granted of $591,456 has been transferred from additional paid–in capital to common stock on the exercise of the options. Included in the issued shares were 144,169 common shares issued pursuant to the cashless exercise of 296,112 options with an exercise price of C$1.00, with the remaining 151,943 options treated as cancelled.

In February 2009, the Company issued 20,000 shares at a fair value of $22,515 to Empirical pursuant to the January 2008 Bisbee mineral property option agreement.

In August 2009, the Company issued 35,000 shares at a fair value of $45,545 to Empirical pursuant to the July 2007 mineral property option agreement and 37,500 shares at a fair value of $84,511 to Honey Badger  pursuant to the August 2009 mineral property option agreement.

In November 2009, the Company issued 50,000 shares at a fair value of $122,551 to Bronco Creek pursuant to the September 2009 mineral property option agreement.

During the year ended December 31, 2009, the Company issued 2,355,948 common shares for cash proceeds of $2,280,050 on the exercise of stock options. The fair value recorded when the options were granted of $2,050,489 has been transferred from additional paid–in capital to common stock on the exercise of the options. Included in the issued shares were 415,448 common shares issued pursuant to the cashless exercise of 705,000 options with an exercise price of C$1.15, with the remaining 289,552 options treated as cancelled.

In February 2010, the Company issued 30,000 shares at a fair value of $82,391 to Empirical pursuant to a January 2008 mineral property option agreement covering the Company’s Bisbee, Arizona property.

In June 2010, the Company issued 15,020,801 shares at a fair value of $28,325,101 pursuant to the acquisition of PacMag (Note 3) and incurred $147,228 of share issue costs.

In August 2010, the Company issued 80,000 shares at a fair value of $185,863 to Empirical pursuant to a June 2007 mineral property option agreement covering the Lordsburg and Oak Grove properties in New Mexico.

In October 2010, the Company issued 20,000 shares at a fair value of $53,797 to Peter Drobeck pursuant to a Confidentiality and Finder’s Fee Agreement as a finder’s fee in connection with a September 2010 conditional property option agreement between the Company’s wholly-owned Peruvian subsidiary Exploraciones Apolo Resources S.A.C. and a private Peruvian company.

In October 2010, the Company issued 22,500 shares at a fair value of $60,233 to Bronco Creek pursuant to a mineral property agreement.

During the year ended December 31, 2010, the Company issued 2,122,278 common shares for cash proceeds of $2,699,728 on the exercise of stock options. The fair value recorded when the options were granted of $1,932,407 has been transferred from additional paid–in capital to common stock on the exercise of the options. Included in the issued shares were 430,078 common shares issued pursuant to the cashless exercise of 100,000 options with an exercise price of C$1.32, 1,535,300 options with an exercise price of C$1.75, and 7,500 options with an exercise price of C$2.60, with the remaining 1,212,722 options treated as cancelled.

In February 2011, the Company issued 40,000 shares at a fair value of $122,189 to Empirical pursuant to a January 2008 mineral property option agreement covering the Company’s Bisbee, Arizona property.

In July 2011, the Company issued 550,000 shares at a fair value of $1,271,371 to acquire Honey Badger’s remaining 49% interest in the Blackjack property.

In August 2011, the Company issued 150,000 shares at a fair value of $304,793 to Empirical pursuant to a June 2007 mineral property option agreement.

In October 2011, the Company issued 12,500 shares at a fair value of $19,753 to Bronco Creek pursuant to the September 2009 mineral property option agreement.

In November 2011, the Company completed a marketed offering and issued 10,000,000 shares at a price of C$1.25 per share.  Rio Tinto elected to exercise its pre-emptive rights and purchased an additional 1,482,216 shares at a price of C$1.25 per share.  The total gross proceeds from the offering were $14,075,483.  Related share issuance costs were $1,065,065.

During the year ended December 31, 2011, the Company issued 427,147 common shares for cash proceeds of $608,466 on the exercise of stock options. The fair value recorded when the options were granted of $442,255 has been transferred from additional paid–in capital to common stock on the exercise of the options.  Included in the issued shares were 87,847 common shares issued pursuant to the cashless exercise of 245,000 options with an exercise price of C$1.32, with the remaining 157,153 options treated as cancelled.

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants.  Under the Plan, as amended in May 2011, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company.  Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period.  Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)

Balance at December 31, 2009	10,907,800	1.86
Granted	1,737,500	2.77
Exercised	(2,122,278)	1.66
Cancelled	(1,212,722)	1.74
Expired	(10,000)	1.75
Forfeited	(7,500)	1.65
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16

There were 575,000 stock options granted during the year ended December 31, 2011 with a weighted average exercise price of C$2.77 and a weighted average fair value of C$1.64 (December 31, 2010 – C$1.75).  The number of stock options exercisable at December 31, 2011 was 8,873,000.

At December 31, 2011, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

50,000	1.77	-	January 22, 2012	50,000	-
200,000	2.16	-	April 5, 2012	200,000	-
500,000	2.06	-	May 16, 2012	500,000	-
457,500	2.30	-	May 31, 2012	457,500	-
1,349,500	2.00	-	April 3, 2013	1,349,500	-
12,500	1.55	-	May 21, 2013	12,500	-
87,500	2.02	-	July 17, 2013	87,500	-
1,092,000	1.55	-	September 17, 2013	1,092,000	-
5,000	1.55	-	October 10, 2013	5,000	-
1,414,000	1.32	-	February 12, 2014	1,414,000	-
1,677,500	2.60	-	December 29, 2014	1,677,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,415,000	2.86	-	November 22, 2015	1,415,000	-
200,000	3.47	-	January 4, 2016	150,000	-
125,000	2.94	-	March 8, 2016	100,000	-
150,000	2.05	-	July 7, 2016	37,500	-
100,000	2.23	-	July 15, 2016	25,000	-
9,135,500		$ -		8,873,000	$ -

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$1.25 per share as of December 31, 2011, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of December 31, 2011 was Nil. The total intrinsic value of options exercised during the year ended December 31, 2011 was $437,770 (December 31, 2010 - $3,103,315).

Subsequent to December 31, 2011, the Company granted 1,732,000 stock options with an exercise price of C$1.25 and 50,000 stock options with an exercise price of C$1.27.  50,000 stock options with an exercise price of C$1.77 expired and 2,500 stock options with an exercise price of C$2.86 were forfeited.

Stock-based compensation

575,000 stock options were granted during the year ended December 31, 2011. The fair value of stock options granted during the year ended December 31, 2011 was $944,319 (December 31, 2010 - $3,007,946).  312,500 options were fully vested in 2011 and the remaining 262,500 will fully vest in 2012.  Stock-based compensation recognized during the year ended December 31, 2011 was $991,161 (December 31, 2010 - $2,897,845) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Cumulative to December 31, 2011
Exploration	$ 146,343	$ 425,791	$ 3,807,401
General and administration	844,818	2,472,054	17,738,481
	$ 991,161	$ 2,897,845	$ 21,545,882

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	December 31, 2011	December 31, 2010

Risk-free interest rate	2.06%	1.84%
Expected life of options (years)	4.2	5.0
Annualized volatility	74%	78%
Dividend rate	0.00%	0.00%

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	December 31, 2011	December 31, 2010

Identifiable assets
USA	$52,424,129	$51,790,144
Canada	18,345,690	23,603,838
Australia	1,993,279	4,778,311
Mongolia	1,781,099	1,027,622
Other	45,613	159,183
	$74,589,810	$81,359,098

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Loss for the year	$(21,969,902)	$(20,614,820)
Statutory rate	26.5%	28.5%
Expected income tax recovery	(5,822,024)	(5,875,224)
Permanent differences	(22,083)	(60,761)
Difference in foreign tax rates	(1,029,337)	(18,021)
Change in valuation allowance	2,014,763	5,289,044
Change in enacted tax rates	(123,203)	119,550
Withholding taxes	152,190	-
Total income tax expense (recovery)	$(4,829,694)	$(545,412)

Current income tax expense	152,190	-
Deferred income tax expense (recovery)	(4,981,884)	(545,412)
Total income taxes	$(4,829,694)	$(545,412)

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Deferred income tax assets:
Non-capital loss carry forward	$16,310,423	$8,743,555
Investments	-	173,823
Resource expenditures	6,717,013	8,042,421
Equipment	76,811	99,668
Share issue and legal costs	318,999	253,337
Other	255,619	12,976
	23,678,865	17,325,780
Valuation allowance	(18,009,043)	(15,994,280)
Net deferred income tax assets	$5,669,822	$1,331,500

Deferred income tax liabilities:
Investments	$-	$(786,088)
Mineral property interests	(15,062,436)	(14,919,910)
Net deferred income tax liabilities	$(15,062,436)	$(15,705,998)

Net deferred income tax liabilities	$(9,392,614)	$(14,374,498)

The Company has available for deduction against future taxable income non-capital losses of approximately $25,340,000 (2010: $19,260,000) in Canada, $680,000 (2010: $719,000) in China, $8,570,000 (2010: $2,350,000) in Mongolia, $22,000,000 (2010: $4,600,000) in the United States of America, $400,000 (2010: $3,100,000) in Australia and $240,000 (2010: $110,000) in Peru.  These losses, if not utilized, will expire through 2030.  Subject to certain restrictions, the Company also has foreign resource expenditures available to reduce taxable income in future years.  Deferred income tax benefits which may arise as a result of these losses, resource expenditures, investments, accounts receivable, equipment, share issue and legal costs have been offset in these financial statements by a valuation allowance.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. As of December 31, 2011, there was no accrued interest or accrued penalties.

The Company files income tax returns in Canada and several foreign jurisdictions. The Company’s Canadian income tax returns from 2004 to 2011 are open. For other foreign jurisdictions, including Mongolia and the U.S., all years remain open.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
FINANCIAL INSTRUMENTS

The Company's financial instruments consist of cash and cash equivalents, short-term investments, receivables, deposits, long-term investments, accounts payable and accrued liabilities and loans payable. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values, except as noted below.

The Company is exposed to currency risk by incurring certain expenditures in currencies other than the Canadian dollar. The Company does not use derivative instruments to reduce this currency risk.

Fair value measurement is based on a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value which are:

Level 1 — Quoted prices that are available in active markets for identical assets or liabilities.

Level 2 — Quoted prices in active markets for similar assets that are observable.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

At December 31, 2011, the Company had Level 1 financial instruments, consisting of cash, cash equivalents and short-term investments, with a fair value of $19,428,619.

ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)

	Year Ended December 31, 2011	Year Ended December 31, 2010

Accumulated OCI, beginning of year:
Currency translation adjustment	$3,002,717	$(480,928
Available for sale securities	2,747,997	563,481
	$5,750,714	$82,553

Other comprehensive income (loss) for the year:
Currency translation adjustments	$(1,101,366)	$3,483,645
Unrealized gain on available for sale investments	715,428	2,184,516
Release of OCI on available for sale investments	(3,463,425)	-
Other comprehensive income (loss) for the year:	$(3,849,363)	$5,668,161

Accumulated OCI, end of year:
Currency translation adjustment	$1,901,351	$3,002,717
Available for sale securities	-	2,747,997
	$1,901,351	$5,750,714

SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions for the year ended December 31, 2011 consisted of the following items:

·         issuance of 752,500 common shares (December 31, 2010 – 152,500) in payment of mineral property acquisitions valued at $1,721,110 (December 31, 2010 - $382,283) which have been capitalized as mineral property interests.

·         funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $2,397,085.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2012                     $    286,412

2013                           187,579

2014                           201,594

2015                           205,409

2016                           208,135

2017                             86,723

$ 1,175,852

The Company incurred lease expense of $382,878 (December 31, 2010 – $322,062) for the year ended December 31, 2011.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TRANSACTIONS WITH RELATED PARTIES

On June 13, 2011, the Company sold its 100% interest in the Rainbow Canyon property to Acrex Ventures Ltd. (“Acrex”), for $125,000 and a 3% NSR royalty, which may be bought down to a 1% NSR royalty for $1 million. At the date of the transaction, Acrex was related to the Company by way of a common director.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

Subsequent to December 31, 2011:

On December 30, 2011, the underwriters for the Company’s November 2011 marketed offering exercised their over allotment option pursuant to which, on January 4, 2012, the Company issued 1,150,000 common shares at a price of C$1.25 per share.  Rio Tinto elected to exercise its pre-emptive rights and purchased an additional 170,455 shares at a price of C$1.25 per share.  The total gross proceeds from the over allotment were $1,628,583.

In addition, the Company granted 1,732,000 stock options with an exercise price of C$1.25 and 50,000 stock options with an exercise price of C$1.27.  50,000 stock options with an exercise price of C$1.77 expired and 2,500 stock options with an exercise price of C$2.86 were forfeited.

Through a combination of staking and purchase agreements, the Company acquired or entered into agreements to acquire a total of 72 unpatented and patented lode claims within or contiguous to the boundaries of its Ann Mason project, Nevada, for aggregate costs of $3,618,853 and 40,000 common shares.

The Company entered into an agreement with Vanguard Exploration Ltd. ("Vanguard") pursuant to which Vanguard agreed to purchase the Company’s interest in the Northling farm-out in Australia for A$100,000. The transaction closed on March 12, 2012.